Securities (Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Amortized Cost
Due in one year or less	$ 83
Due in one year through five years	13,131
Due in five through ten years	16,474
Due in over ten years	168,852
Amortized cost	198,540
Estimated Fair Value
Due in one year or less	83
Due in one year through five years	13,180
Due in five through ten years	16,764
Due in over ten years	172,778
Estimated fair value	$ 202,805	$ 170,386